Additional Information to the Statements of Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Additional Information to the Statements of Comprehensive Loss [Abstract]
Schedule of additional information on revenues

Revenues reported in the financial statements for each group of similar products and services:

	Year ended December 31,
	2020	2019	2018
Revenues from lease	$13,628	$13,218	$9,569
Revenues from sale	8,429	9,883	6,828

Schedule of geographic information

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2020	%	2019	%	2018	%
U.S.	$19,330	88	$20,636	89	$14,478	88
Europe	1,847	8	1,353	6	1,102	7
Israel	150	1	845	1	371	2
Other	730	3	267	4	446	3

	$22,057	100	$23,101	100	$16,397	100

Schedule of future minimum lease payments to be received under non-cancellable operating leases

The total amounts of future minimum lease payments to be received under non-cancellable operating leases as of December 31, 2020 and 2019 are as follows:

	Year ended December 31,
	2020	2019
Not later than one year	$9,684	$8,527
Later than one year and not later than five years	15,875	12,723
Later than five years	32	571

Total future minimum lease payments under non-cancellable operating leases	$25,591	$21,821

Schedule of cost of revenues	Cost of revenues:
	Year ended December 31,
	2020	2019	2018
Cost of revenues—lease	$3,201	$2,656	$1,923
Cost of revenues—sales	1,857	2,473	1,666

	$5,058	$5,129	$3,589

Schedule of research and development expenses, net

Research and development expenses, net:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$3,289	$3,338	$3,365
Subcontractors	1,530	2,620	2,241
Laboratory materials	275	687	491
Patents	288	334	198
Share-based payment	182	399	31
Travel	2	112	65
Depreciation	87	39	31
Other	383	604	658
Less—Government grants	(213)	(257)	(924)

	$5,823	$7,876	$6,156

Schedule of selling and marketing expenses

Selling and marketing expenses:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$6,458	$6,419	$4,252
Agent commissions	335	221	215
Marketing	3,627	5,239	2,891
Travel	611	1,176	865
Share-based payment	252	214	122

	$11,283	$13,269	$8,345

Schedule of general and administrative expenses

General and administrative expenses:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$1,339	$1,774	$1,235
Professional fees and office expenses	1,609	1,770	1,176
Depreciation	351	81	30
Travel	17	222	127
Bad debts and allowance for doubtful accounts	1,058	835	296
Share-based payment	348	621	557

	$4,722	$5,303	$3,421

Schedule of finance income and expense

Finance income and expense:

	Year ended December 31,
	2020	2019	2018
Finance income:
Interest-income revaluation of bank deposits	$61	$175	$44
Revaluation of warrants	40	62	—
Exchange rate differences, net	448	—	—

	$549	$237	$44

Finance expense:
Liability in respect of research and development grants	$762	$969	$519
Interest expense and amortization of deferred costs- loan from bank	—	283	354
Bank commissions	40	108	41
Revaluation of warrants	—	—	28
Exchange rate differences, net	—	192	258
Interest expense of lease liability	66	115	—

	$868	$1,667	$1,200